Organization and Principal Activities (Details) - USD ($)			12 Months Ended
	Nov. 03, 2025	May 08, 2025	Dec. 31, 2025
Organization and Principal Activities [Line Items]
Incorporated date			Sep. 13, 2024
Aggregate gross proceeds			$ 6,440,000
Additional gross capital			$ 840,000
Etoiles Zeneo Investment Limited [Member]
Organization and Principal Activities [Line Items]
Cash considerations	$ 1
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Sale of an additional shares (in Shares)			210,000
Aggregate gross proceeds			$ 5,600,000
Initial Public Offering [Member]
Organization and Principal Activities [Line Items]
Sale of an additional shares (in Shares)		1,400,000	1,400,000
Aggregate gross proceeds			$ 5,600,000
Over-Allotment Option [Member]
Organization and Principal Activities [Line Items]
Sale of an additional shares (in Shares)			210,000